Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance	$ 12,006	$ 11,064
Shares issued under DRIP	34	29
Stock compensation plans	104	79
Repurchases of common shares	(1,016)	(249)
Balance	11,914	12,006
Stated share capital [member]
Disclosure of classes of share capital [line items]
Balance	1,957	1,791
Shares issued under DRIP	34	29
Stock compensation plans	132	152
Balance	2,079	1,957
Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Balance	1,431	1,504
Shares issued under DRIP	0	0
Stock compensation plans	(23)	(73)
Balance	1,408	1,431
Total Capital [Member]
Disclosure of classes of share capital [line items]
Balance	3,498	3,405
Shares issued under DRIP	34	29
Stock compensation plans	109	79
Repurchases of common shares	(44)	(15)
Balance	3,597	3,498
Repurchases of common shares [member] | Stated share capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	(44)	(15)
Repurchases of common shares [member] | Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	0	0
Repurchases of common shares [member] | Total Capital [Member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	$ (44)	$ (15)
Number of Common Shares [Member]
Disclosure of classes of share capital [line items]
Balance, number of shares	450,010,485	452,962,832
Shares issued under DRIP, number of shares	202,433	180,659
Stock compensation plans, number of shares	772,009	942,756
Beginning balance, number of shares	444,962,490	450,010,485
Number of Common Shares [Member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares, number of shares	(6,022,437)	(4,075,762)
Series II, cumulative redeemable preference share capital [Member]
Disclosure of classes of share capital [line items]
Balance	$ 110	$ 110
Shares issued under DRIP	0	0
Stock compensation plans	0	0
Balance	110	110
Series II, cumulative redeemable preference share capital [Member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares	$ 0	$ 0